Accounting Policies - Reclassifications Out of Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Additional interest expense	$ 137,069	$ 91,487	$ 81,677
Tax effect	105,705	(94,457)	181,584
Earnings from Continuing Operations	(10,467)	(8,505)	(7,511)
Pension and Postretirement Benefit Plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Earnings from Continuing Operations	(10,187)	(7,633)	(6,685)
Unamortized Value of Terminated Forward Starting Interest Rate Swap
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Earnings from Continuing Operations	(280)	(872)	(826)
Reclassification out of Accumulated Other Comprehensive Income | Pension and Postretirement Benefit Plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Special plan termination benefits			764
Settlement charge	2,936	21	115
Prior service credit	(1,971)	(1,430)	(1,609)
Actuarial loss	12,619	13,774	11,575
Tax effect	(3,397)	(4,732)	(4,160)
Earnings from Continuing Operations	10,187	7,633	6,685
Reclassification out of Accumulated Other Comprehensive Income | Pension and Postretirement Benefit Plans | Other Nonoperating Income, Net
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total reclassifications out of accumulated other comprehensive loss before taxes	13,584	12,365	10,845
Reclassification out of Accumulated Other Comprehensive Income | Unamortized Value of Terminated Forward Starting Interest Rate Swap
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Additional interest expense	458	1,443	1,367
Tax effect	(178)	(571)	(541)
Earnings from Continuing Operations	$ 280	$ 872	$ 826